Income Taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Net operating losses and tax credits	$ 52,898	$ 32,190
R&D credits	6,672	3,620
Net operating losses limited under Section 382	3,200
Less valuation allowance	67,748	36,713
Change in the valuation allowance	31,035
Federal
Operating Loss Carryforwards [Line Items]
Net operating losses and tax credits	229,662	136,870
Federal net operating losses with expiration	24,856
Federal net operating losses with no expiration	204,806
State
Operating Loss Carryforwards [Line Items]
Net operating losses and tax credits	110,403	100,325
Foreign
Operating Loss Carryforwards [Line Items]
Net operating losses and tax credits	$ 1,383	$ 922